Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
For the year ended December 31, 2017
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Consumer Mobility	$61,528	$36,867	$24,661	$6,903	$17,758	$-	$17,758
Business Solutions	38,855	24,496	14,359	5,901	8,458	(1)	8,457
Entertainment Group	50,614	39,440	11,174	5,625	5,549	(30)	5,519
International	8,269	7,404	865	1,218	(353)	87	(266)
Segment Total	159,266	108,207	51,059	19,647	31,412	$56	$31,468
Corporate and Other	1,523	3,304	(1,781)	99	(1,880)
Acquisition-related items	-	798	(798)	4,608	(5,406)
Certain significant items	(243)	3,880	(4,123)	33	(4,156)
AT&T Inc.	$160,546	$116,189	$44,357	$24,387	$19,970

For the year ended December 31, 2016
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Consumer Mobility	$62,776	$37,644	$25,132	$7,204	$17,928	$-	$17,928
Business Solutions	40,796	25,877	14,919	6,308	8,611	-	8,611
Entertainment Group	51,199	39,349	11,850	5,865	5,985	9	5,994
International	7,283	6,830	453	1,166	(713)	52	(661)
Segment Total	162,054	109,700	52,354	20,543	31,811	$61	$31,872
Corporate and Other	1,755	3,458	(1,703)	98	(1,801)
Acquisition-related items	-	1,203	(1,203)	5,177	(6,380)
Certain significant items	(23)	35	(58)	29	(87)
AT&T Inc.	$163,786	$114,396	$49,390	$25,847	$23,543

For the year ended December 31, 2015
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Consumer Mobility	$63,981	$39,752	$24,229	$7,346	$16,883	$-	$16,883
Business Solutions	41,663	26,286	15,377	6,241	9,136	-	9,136
Entertainment Group	35,177	28,355	6,822	4,948	1,874	(4)	1,870
International	4,102	3,930	172	655	(483)	(5)	(488)
Segment Total	144,923	98,323	46,600	19,190	27,410	$(9)	$27,401
Corporate and Other	1,963	3,703	(1,740)	114	(1,854)
Acquisition-related items	(85)	1,987	(2,072)	2,712	(4,784)
Certain significant items	-	410	(410)	-	(410)
AT&T Inc.	$146,801	$104,423	$42,378	$22,016	$20,362

Reconciliation of Operating Income (Loss) from Segments to Consolidated [Table Text Block]
	2017	2016	2015
Consumer Mobility	$17,758	$17,928	$16,883
Business Solutions	8,457	8,611	9,136
Entertainment Group	5,519	5,994	1,870
International	(266)	(661)	(488)
Segment Contribution	31,468	31,872	27,401
Reconciling Items:
Corporate and Other	(1,880)	(1,801)	(1,854)
Merger and integration charges	(798)	(1,203)	(2,072)
Amortization of intangibles acquired	(4,608)	(5,177)	(2,712)
Employee separation costs	(445)	(344)	(375)
Tax reform special bonus	(220)	-	-
Gain on wireless spectrum transactions	181	714	-
Natural disaster costs and revenue credits	(627)	(67)	-
Asset abandonments and impairments	(3,045)	(390)	(35)
Segment equity in net income (loss) of affiliates	(56)	(61)	9
AT&T Operating Income	19,970	23,543	20,362
Interest expense	6,300	4,910	4,120
Equity in net income (loss) of affiliates	(128)	98	79
Other income (expense) - net	1,597	1,081	4,371
Income Before Income Taxes	$15,139	$19,812	$20,692

Schedule of Revenues by Geographic Region [Table Text Block]
	2017		2016		2015
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$149,841	$118,200	$154,039	$118,664	$140,234	$118,515
Latin America
Brazil	2,948	1,447	2,797	1,265	1,224	1,384
Other	2,743	1,294	2,348	1,828	1,157	1,530
Mexico	2,913	3,619	2,472	2,520	2,046	2,369
Other	2,101	662	2,130	622	2,140	652
Total	$160,546	$125,222	$163,786	$124,899	$146,801	$124,450